November 26, 1996



                U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1. Name and address of issuer:  Kemper Tax-Exempt Insured Income Trust
                                Series A-78 and Kemper Tax-Exempt Insured
                                Income Trust Multi-State Series 42
                                77 West Wacker Drive, 29th Floor
                                Chicago, IL 60601

2. Name of each series or class of funds for which this notice is filed:
   Kemper Tax-Exempt Insured Income Trust Series A-78, Kemper Tax-Exempt Insured Income Trust Multi-State Series 42 Michigan Trust, Kemper Tax-Exempt Insured Income Trust Multi-State Series 42 Missouri Trust, Kemper Tax-Exempt Insured Income Trust Multi-State Series 42 Pennsylvania Trust, Kemper Tax-Exempt Insured Income Trust Multi-State Series 41 Texas Trust

3. Investment Company Act File Number:  811-03763

   Securities Act File Number:  33-43622

4. Last day of fiscal year for which this notice is filed:  October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
declaration:                                                 [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8. Number and amount of securities registered during the year other than pursuant to rule 24f-2: 0

9. Number and aggregate sale price of securities sold during the fiscal year:

   330                $346,223.06

10. Number and aggregate sale price of securities issued during the fiscal year in reliance upon registration pursuant to rule 24f-2:

   330                $346,223.06

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): 0

12.    Calculation of registration fee:

(i)    Aggregate sale price of securities sold during
       the fiscal year in reliance on rule 24f-2
       (from Item 10):                                       $    346,223.06
                                                             ---------------
(ii)   Aggregate price of shares issued in connection
       with dividend reinvestment plans (from Item 11,
       if applicable):                                       +          0.00
                                                             ---------------
(iii)  Aggregate price of shares redeemed or repurchased
       during the fiscal year (if applicable):               -    513,555.00
                                                             ---------------
(iv)   Aggregate price of shares redeemed or repurchased
       and previously applied as a reduction to filing
       fees pursuant to rule 24e-2 (if applicable):          +          0.00
                                                             ---------------
(v)    Net aggregate price of securities sold and issued
       during the fiscal year in reliance on rule 24f-2
       [line (i), plus line (ii), less line (iii), plus
       line (iv] (if applicable):                                       0.00
                                                             ---------------
(vi)   Multiplier prescribed by Section 6(b) of the
       Securities Act of 1933 or other applicable law or
       regulation (see Instruction C.6)                      x        1/3300
                                                             ---------------
(vii)  Fee due [line (i) or line (v) multiplied by line
       (vi)]:                                                $          0.00
                                                             ===============


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
Procedures (17 CFR 202.3a)                                   [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                               SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




By (Signature and Title)*                  /s/ Michael J. Thoms
                                           ---------------------------------
                                           Michael J. Thoms - Vice President

Date:  11/26/96

*Please print the name and title of the signing officer below the signature.

                    [LETTERHEAD OF CHAPMAN & CUTLER]


                            November 26, 1996


EVEREN Securities Inc.
77 West Wacker Drive
29th Floor
Chicago, IL 60601


Re: KEMPER TAX-EXEMPT INSURED INCOME TRUST SERIES A-78 AND KEMPER TAX-EXEMPT INSURED INCOME TRUST MULTI-STATE SERIES 42


Gentlemen:

     We have served as counsel for EVEREN Securities, Inc. as Sponsor and Depositor of the above described Trust, in connection with the preparation, execution and delivery of a Trust Indenture and Agreement relating to such Fund pursuant to which the Depositor has delivered to and deposited the Securities listed in Schedule A to the Trust Indenture and Agreement with the Trustee and pursuant to which the Trustee has issued to or on the order of the Depositor a certificate or certificates representing Units of fractional undivided interest in and ownership of the Fund created under said Trust Indenture and Agreement.

     In connection therewith, we have examined such pertinent records and documents and matters of law as we have deemed necessary in order to enable us to express to opinions hereinafter set forth.

     Based upon the foregoing, we are of the opinion that the certificates evidencing the Units in the Fund constitute valid and binding obligations of the Fund in accordance with the terms thereof.


                                      Very truly yours,

                                      CHAPMAN AND CUTLER